Acquisition of Star 26 (Details)				3 Months Ended	12 Months Ended
	Jun. 29, 2026 ILS (₪)	Jun. 12, 2026 ILS (₪)	Apr. 12, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Jan. 12, 2026	Sep. 15, 2025	Dec. 31, 2024 shares
Acquisition of Star 26 [Line Items]
Cash					$ 7,000,000
Amounts lent					$ 86,000
Common stock shares (in Shares) | shares				38,215,119	19,025,767			4,930,531
Wholly-owned subsidiary				$ 16,000,000
Total consideration				69,433,000
Fair value of shares issued				18,151,000
Fair value of notes issued				$ 5,636,000
Forecast [Member]
Acquisition of Star 26 [Line Items]
Acquisition amount | ₪	₪ 35,700
Secured Promissory Note [Member] | Forecast [Member]
Acquisition of Star 26 [Line Items]
Acquisition amount | ₪	₪ 29,750
Accrues interest rate		8.00%
Star Agreement [Member]
Acquisition of Star 26 [Line Items]
Percentage of bearing interest				51.00%
Promissory note				$ 16,000,000
Cash				$ 5,000,000
Common stock shares (in Shares) | shares				4,770,340
Warrant to purchase an aggregate				$ 12,017,648
Price per share (in Dollars per share) | $ / shares				$ 1.5
Star Agreement [Member] | Forecast [Member]
Acquisition of Star 26 [Line Items]
Acquisition amount | ₪		₪ 3,000,000
Star Agreement [Member] | Subsequent Event [Member]
Acquisition of Star 26 [Line Items]
Acquisition amount			$ 3,000,000
Tiltan Purchase Agreement [Member]
Acquisition of Star 26 [Line Items]
Fair value of consideration transferred				$ 69,400,000	$ 14,300,000
Star Agreement [Member]
Acquisition of Star 26 [Line Items]
Promissory note					16,000,000
Cash					5,000,000
Fair value of consideration transferred					$ 21,000,000
Star Agreement [Member] | Star Equity Holders [Member]
Acquisition of Star 26 [Line Items]
Amounts lent				4,000,000
Star Agreement [Member]
Acquisition of Star 26 [Line Items]
Consideration paid				$ 21,000,000
Star Equity Holders [Member]
Acquisition of Star 26 [Line Items]
Agreed to acquire percentage						100.00%
Star Equity Holders [Member] | Star Agreement [Member]
Acquisition of Star 26 [Line Items]
Agreed to acquire percentage							100.00%